Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	1-8245
Entity Registrant Name	North European Oil Royalty Trust
Entity Central Index Key	0000072633
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-2084119
Entity Address, Address Line One	PO Box 107
Entity Address, City or Town	East Schodack
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12063
City Area Code	732
Local Phone Number	741-4008
Title of 12(b) Security	Units of Beneficial Interest
Trading Symbol	NRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false